Impairment of Long-Lived Assets	12 Months Ended
Dec. 31, 2015
Impairment of Long-Lived Assets
7.	IMPAIRMENT OF LONG-LIVED ASSETS

The Company reviews long-lived assets for impairment indicators on a quarterly basis or whenever events or changes in circumstances indicate the carrying amount of the assets may not be fully recoverable. See Note 1 for discussion of the Company’s impairment policy.

The Company’s long-lived asset impairment losses are summarized in the following table:

	Year Ended December 31,
	2013	2014	2015
United States theatre properties	$1,911	$6,168	$7,052
International theatre properties	1,175	—	757

Subtotal	3,086	6,168	7,809
Intangible assets (see Note 6)	708	479	992

Impairment of long-lived assets	$3,794	$6,647	$8,801

The long-lived asset impairment charges recorded during each of the years presented are specific to theatres that were directly and individually impacted by increased competition, adverse changes in market demographics, or adverse changes in the development or the conditions of the areas surrounding the theatre. As of December 31, 2015, the estimated aggregate remaining fair value of the long-lived assets impaired during the year ended December 31, 2015 was approximately $8,395.